Segment information (Details 1) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2019		Jun. 30, 2018	Jun. 30, 2017
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	$ 69,767		$ 58,824	$ 59,669
Costs	(42,000)		(34,646)	(35,370)
Gross profit / (loss)	27,767		24,178	24,299
Net gain from fair value adjustment of investment properties	(23,710)		16,981	(4,389)
General and administrative expenses	(7,714)		(6,884)	(7,068)
Selling expenses	(8,717)		(8,283)	(8,806)
Other operating results, net	301		1,529	(651)
Profit / (loss) from operations	(12,073)		27,521	3,385
Share of profit of associates and joint ventures	(4,889)		(2,481)	(757)
Segment profit / (loss)	(16,962)		25,040	2,628
Investment in associates, joint ventures and goodwill	31,093		40,322
Operations Center in Argentina [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	10,534		9,707	9,728
Costs	(2,223)		(1,960)	(2,105)
Gross profit / (loss)	8,311		7,747	7,623
Net gain from fair value adjustment of investment properties	(27,713)		14,145	(4,497)
General and administrative expenses	(1,870)		(1,634)	(1,510)
Selling expenses	(759)		(788)	(769)
Other operating results, net	(437)		(29)	(679)
Profit / (loss) from operations	(22,468)		19,441	168
Share of profit of associates and joint ventures	(4,220)		(2,957)	(965)
Segment profit / (loss)	(26,688)		16,484	(797)
Investment properties, trading properties and property, plant and equipment	79,088		103,174	86,560
Investment in associates, joint ventures and goodwill	(1,208)		3,616	7,249
Other operating assets	178		193	164
Operating assets	78,058		106,983	93,973
Operations Center in Argentina [Member] | Shopping Malls [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	5,976		6,822	6,991
Costs	(543)		(580)	(745)
Gross profit / (loss)	5,433		6,242	6,246
Net gain from fair value adjustment of investment properties	(28,394)		4,384	(5,883)
General and administrative expenses	(661)		(597)	(582)
Selling expenses	(371)		(425)	(401)
Other operating results, net	(57)		(65)	(75)
Profit / (loss) from operations	(24,050)		9,539	(695)
Share of profit of associates and joint ventures		[1]
Segment profit / (loss)	(24,050)		9,539	(695)
Investment properties, trading properties and property, plant and equipment	35,239		63,108	58,085
Investment in associates, joint ventures and goodwill	7		7	7
Other operating assets	30		40	47
Operating assets	35,276		63,155	58,139
Operations Center in Argentina [Member] | Offices [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	1,566		932	945
Costs	(92)		(73)	(147)
Gross profit / (loss)	1,474		859	798
Net gain from fair value adjustment of investment properties	443		4,373	1,134
General and administrative expenses	(148)		(152)	(157)
Selling expenses	(69)		(100)	(102)
Other operating results, net	(23)		(16)	(22)
Profit / (loss) from operations	1,677		4,964	1,651
Share of profit of associates and joint ventures
Segment profit / (loss)	1,677		4,964	1,651
Investment properties, trading properties and property, plant and equipment	22,165		19,994	14,965
Investment in associates, joint ventures and goodwill	40		40	42
Other operating assets	1		2	2
Operating assets	22,206		20,036	15,009
Operations Center in Argentina [Member] | Sales and Developments [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	783		210	203
Costs	(368)		(104)	(103)
Gross profit / (loss)	415		106	100
Net gain from fair value adjustment of investment properties	496		5,134	290
General and administrative expenses	(182)		(139)	(72)
Selling expenses	(83)		(40)	(42)
Other operating results, net	(208)		97	(72)
Profit / (loss) from operations	438		5,158	204
Share of profit of associates and joint ventures	(26)		3	(16)
Segment profit / (loss)	412		5,161	188
Investment properties, trading properties and property, plant and equipment	19,422		17,596	11,517
Investment in associates, joint ventures and goodwill	310		312	225
Other operating assets	129		132	95
Operating assets	19,861		18,040	11,837
Operations Center in Argentina [Member] | Hotels [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	2,066		1,711	1,577
Costs	(1,110)		(1,168)	(1,102)
Gross profit / (loss)	956		543	475
Net gain from fair value adjustment of investment properties
General and administrative expenses	(344)		(341)	(304)
Selling expenses	(221)		(218)	(216)
Other operating results, net	80		(28)	2
Profit / (loss) from operations	471		(44)	(43)
Share of profit of associates and joint ventures
Segment profit / (loss)	471		(44)	(43)
Investment properties, trading properties and property, plant and equipment	1,330		1,405	1,496
Investment in associates, joint ventures and goodwill
Other operating assets	18		19	20
Operating assets	1,348		1,424	1,516
Operations Center in Argentina [Member] | International [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	10
Costs	(4)
Gross profit / (loss)	6
Net gain from fair value adjustment of investment properties	4
General and administrative expenses	(93)		(82)	(89)
Selling expenses
Other operating results, net	(9)		(40)	(528)
Profit / (loss) from operations	(92)		(122)	(617)
Share of profit of associates and joint ventures	(2,574)		(3,095)	(352)
Segment profit / (loss)	(2,666)		(3,217)	(969)
Investment properties, trading properties and property, plant and equipment	189		138
Investment in associates, joint ventures and goodwill	(5,053)		(2,707)	1,293
Other operating assets
Operating assets	(4,864)		(2,569)	1,293
Operations Center in Argentina [Member] | Corporate [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues
Costs
Gross profit / (loss)
Net gain from fair value adjustment of investment properties
General and administrative expenses	(363)		(269)	(290)
Selling expenses
Other operating results, net
Profit / (loss) from operations	(363)		(269)	(290)
Share of profit of associates and joint ventures
Segment profit / (loss)	(363)		(269)	(290)
Investment properties, trading properties and property, plant and equipment
Investment in associates, joint ventures and goodwill
Other operating assets
Operating assets
Operations Center in Argentina [Member] | Other [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	133		32	12
Costs	(106)		(35)	(8)
Gross profit / (loss)	27		(3)	4
Net gain from fair value adjustment of investment properties	(262)		254	(38)
General and administrative expenses	(79)		(54)	(16)
Selling expenses	(15)		(5)	(8)
Other operating results, net	(220)		23	16
Profit / (loss) from operations	(549)		215	(42)
Share of profit of associates and joint ventures	(1,620)		135	(597)
Segment profit / (loss)	(2,169)		350	(639)
Investment properties, trading properties and property, plant and equipment	743		933	497
Investment in associates, joint ventures and goodwill	3,488		5,964	5,682
Other operating assets
Operating assets	$ 4,231		$ 6,897	$ 6,179

[1]	Includes the results of New Lipstick for Ps. (2,380). See Note 18